Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets [abstract]
Schedule of intangible assets

Intangible assets as at June 30, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and June 30, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	208,603
As at June 30, 2026	2,009,967

Net book value
As at June 30, 2026	4,304,604
As at December 31, 2025	4,513,207